OPERATING SEGMENT INFORMATION - REVENUES AND LONG-LIVED ASSETS BY GEOGRAPHICAL AREA (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues and long-lived assets
Revenues	$ 582		$ 532	$ 1,681		$ 1,648	$ 2,139		$ 2,162		$ 1,549
Long-lived assets	$ 1,264	[1]		$ 1,264	[1]		1,178	[1],[2]	1,277	[2]	1,342
United States
Revenues and long-lived assets
Revenues							491		501		313
Long-lived assets							263		256		187
Germany
Revenues and long-lived assets
Revenues							210		235		115
Long-lived assets							215		216		210
Italy
Revenues and long-lived assets
Revenues							130		117		95
Long-lived assets							155		163		159
Finland
Revenues and long-lived assets
Long-lived assets							146		150		170
China
Revenues and long-lived assets
Revenues							113		97		54
United Kingdom
Revenues and long-lived assets
Revenues							102		105		94
Long-lived assets							198		252		241
France
Revenues and long-lived assets
Revenues							98		94		83
Spain
Revenues and long-lived assets
Revenues							79		71		71
Switzerland
Revenues and long-lived assets
Revenues							11		16		10
Canada
Revenues and long-lived assets
Revenues							59		59		41
Other nations
Revenues and long-lived assets
Revenues							846		867		673
Long-lived assets							$ 201		$ 240		$ 375

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?